General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	General

Silynxcom Ltd. was incorporated in Israel on August 22, 2021, as a privately held company. As part of a restructuring carried out by Silynxcom Ltd. (the “Restructuring”) on August 26, 2021, it became the parent company of Source of Sound Ltd. and Silynx Communications Inc. Silynxcom Ltd ’s registered offices are located at 7 Giborei Israel St., Netanya, Israel.

Silynxcom Ltd. is engaged through Silynx Communications Inc. and Source of Sound Ltd. (hereinafter: “SOS”) (All together, hereinafter: “the Company”) in a single area of activity: the development, production, marketing and sale of ruggedized noise protection and communication accessories for tactical uses (including radios used by groups such as security forces, law enforcement, and rescue forces.). As part of its activity, the Company manufactures and develops speech and audio systems that include single and dual-sided communication systems integrated into headsets and intended for the personal use of those serving in armies, security and rescue forces, and law enforcement forces in Israel and across the world.

On January 17, 2024, the Company closed its initial public offering (the “IPO”) of 1,250,000 of its ordinary shares, no par value, of the Company (the “Ordinary Shares”) at a public offering price of $4.00 per share, for gross proceeds of $5,000 before deducting underwriting discounts and before deducting the equity transaction costs. On April 2, 2025, the Company closed an underwritten public offering of 1,290,000 Ordinary Shares at a public offering price of $2.25 per share, for gross proceeds of approximately $2,900. (See also Note 14).

B.	Liquidity

As of December 31, 2005, the Company incurred a net loss of $3,064 and had an accumulated deficit of $25,684. Notwithstanding the foregoing, the Company held cash and cash equivalents, including deposits and marketable securities, amounting to $3,054, and maintained positive working capital of $5,255.

In accordance with IAS 1, management has assessed the Company’s ability to continue as a going concern and believes that the Company has sufficient resources to meet its obligations and continue its operations for the foreseeable future.

C.	The effect of the 2023-2025 Israel wars

The Company is incorporated under the laws of the State of Israel, and the Company’s principal offices are located in Israel. Accordingly, political, economic, and geo-political instability in Israel may affect the Company’s business. Any armed conflicts, political instability, terrorism, cyberattacks or any other hostilities involving Israel or the interruption or curtailment of trade between Israel and its present trading partners could affect adversely the Company’s operations. Ongoing and revived hostilities in the Middle East or other Israeli political or economic factors, could harm the Company’s operations and solution development and cause any future sales to decrease.

Following the October 7, 2023 attacks by Hamas terrorists in Israel’s southern border, Israel declared war against Hamas and since then, Israel has been involved in military conflicts with Hamas, Hezbollah, a terrorist organization based in Lebanon, and Iran, both directly and through proxies like the Houthi movement in Yemen and armed groups in Iraq and other terrorist organizations. Additionally, following the fall of the Assad regime in Syria, Israel has conducted limited military operations targeting the Syrian army, Iranian military assets and infrastructure linked to Hezbollah and other Iran-supported groups. On June 13, 2025, Israel launched a strike against Iran, aimed to disrupt Iran’s capacity to coordinate or launch hostilities against Israel. Iran has retaliated in response, firing missiles and drones at Israeli military and civilian infrastructure.

Operation Lion’s Roar

In late February 2026, Israel, together with the United States, conducted a major joint military campaign of air and missile strikes against targets in Iran, which triggered a broad Iranian response and contributed to significant regional instability. In addition, in early March 2026, Israel has been engaged with Hezbollah in Lebanon, that has been launching missile, rocket, and shooting attacks against Israeli military sites, troops, and Israeli towns. In response to these attacks, Israel has carried out a number of targeted strikes on sites associated with Hezbollah in Lebanon. The situation remains highly fluid, and we are unable to predict when, or on what terms, this escalation will be resolved. Further escalation, whether involving direct confrontation between Israel and Iran or through regional proxy groups, could result in additional mobilization of reserve personnel, further restrictions on movement or commerce, damage to infrastructure, supply chain interruptions, disruptions to global energy markets, and heightened cybersecurity threats. Any of the foregoing could materially and adversely affect our operations, financial condition, and results of operations, particularly if disruptions are prolonged or recur.

Since this is an event beyond the Company’s control and characterized by uncertainty, in particular as to when these military operations will end, as of the approval date of these consolidated financial statements, the Company is unable to predict the intensity of the impact of operation Lion’s Roar on the Company’s financial condition and the results of operations.

As of the date of approval of these consolidated financial statements, a ceasefire has been announced. While this development may contribute to a gradual easing of certain restrictions and a recovery in economic activity, significant uncertainty remains regarding the stability of the ceasefire and the potential for renewed escalation. Accordingly, the ultimate impact of the operation and related developments on the Company’s financial condition and results of operations remains uncertain, and the Company continues to monitor the situation closely.